20. Impairment	6 Months Ended
Jun. 30, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment
20.	Impairment

The Company annually tests its assets for impairment or when there is an indication that their carrying amount may not be recoverable.

During the first half of 2020, two events triggered significant and adverse effects on the oil and oil products market: (i) the outbreak of the COVID-19 pandemic, with a sharp reduction in the circulation of people and in the world economic activity, causing a shock on demand of these products, and (ii) failure in negotiations between members of Organization of the Petroleum Exporting Countries (OPEC) and its allies, led by Russia, to define production levels, which contributed to an increase in the global oil supply with a reduction in price in early March.

These events led the Company to adopt a set of measures aiming at preserving cash generation, in order to reinforce its financial strength and resilience of its businesses, as well as to revise, with the approval of its Board of Directors, the key assumptions of its current Strategic Plan, such as Brent prices, exchange rates, oil product spreads, among others. For the second quarter of 2020, the assumptions remain the same after the revision occurred in the first quarter.

Estimates of oil and gas reserves are prepared reflecting, in an integrated manner, the projects in the Company's Strategic Plan portfolio, technical uncertainties and assumptions such as prices and costs. At June 30, 2020, there was no change in the Company's Strategic Plan portfolio or in the Company’s reserves that affect these unaudited consolidated interim financial statements.

Under this scenario, the Company assessed the recoverability of the carrying amounts of its assets in the first quarter of 2020, when impairment losses were recognized in the amount of US$ 13,371, primarily due to:

(i)	US$ 11,798 relating to the effect of updated assumptions in the estimation of the recoverable amount of several E&P fields, notably in the following Cash Generating Units (CGU): Roncador, Marlim Sul, North group, Albacora Leste, Berbigão-Sururu group, CVIT group and Mexilhão; and
(ii)	US$ 1,356 relating to the hibernation of fields and platforms in shallow waters, affecting CGUs North group, Ceará-Mar group and Ubarana group, as well as Caioba, Guaricema and Camorim fields.

For the second quarter of 2020, there is no indication that the carrying amount of the Company’s assets is not recoverable.

The table below shows the impairment losses recognized within the statement of income in the first half of 2020 and 2019:

Asset or CGU by nature (*)	Carrying amount	Recoverable amount (**)	Impairment	Business segment	Comments
					06.30.2020
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	35,001	22,562	(13,155)	E&P - Brazil	item (a)
Others	209	−	(218)	Several	item (b)
			(13,373)

Assets classified as held for sale
Producing property relating to oil and gas activities - Tucano Sul group	−	3	2	E&P - Brazil	item 20.3
Total			(13,371)
	Carrying amount	Recoverable amount (**)	Impairment	Business segment	Comments
					06.30.2019
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	946	1,186	385	E&P - Brazil	item (a1)
Comperj	255	−	(255)	RTM - Brazil	item (c)
Drillship NS-30	343	169	(174)	E&P - Abroad	item (d)
Others	1	−	(1)	Several
			(45)
Assets classified as held for sale
Others	503	527	25	Several
Total			(20)
(*) It only includes carrying amounts and recoverable amounts of impaired assets or assets for which reversals were recognized.
(**) The recoverable amounts of assets for impairment computation were their value in use, except for oil and gas production and drilling equipment that were based on their fair value.

20.1.	Impairment of property, plant and equipment and intangible assets

20.1.1.  Revision of Cash Generating Units

During the first quarter of 2020, management identified and assessed change in CGU North group (E&P Segment) excluding platforms PCH-1, PCH-2 and PNA-2, and fields of Anequim, Bagre, Cherne, Congro , Garoupa, Malhado, Namorado, Parati and Viola, who had their activities hibernated, with no expected resumption, and they were assessed for impairment, as set out in note 20.1.3. Currently, this CGU is formed by Marlim, Albacora and Voador fields and remaining platforms.

20.1.2.  Planning assumptions used in impairment testing

The cash flow projections used to measure the value in use of the CGUs at March 31, 2020, approved by the Company’s Board of Directors, were mainly based on the following updated assumptions for average Brent prices and Brazilian real/U.S. dollar average exchange rates:

	2021	2022	2023	2024	2025	Long term Average
Average Brent (US$/bbl)	25	30	35	40	45	50
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	5.09	5.04	4.69	4.46	4.28	3.78

At December 31, 2019, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

	2020	2021	2022	2023	2024	Long term Average
Average Brent (US$/bbl)	65	65	65	65	65	65
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.85	3.79	3.75	3.72	3.7	3.6

Changes in these assumptions consider a slow recovery in demand and a moderate change in habits in developed economies, among other variables. The Company expects a lower level of demand in the long-term, taking into account:

·	structural change in the world economy, with permanent effects arising from this economic shock, including changes observed in consumer habits, which the Company believes may become permanent;
·	increased world oil inventories, slowing down the rebalancing of supply and demand; and
·	oil consuming industries, given the new scenario, will not keep their previously projected demands in the long-term, reducing consumption levels.

20.1.3.  Information on the main impairment losses

Information on the main impairment losses and reversals of property, plant and equipment and intangible assets are described below:

a1) Producing properties in Brazil – Jan-Jun/2020

Impairment assessment for producing properties in Brazil resulted in US$ 13,154 impairment losses. Cash flow projections were based on financial budgets/forecasts approved by management in the first quarter of 2020, and the post-tax discount rates (excluding inflation) derived from the WACC for the E&P business of 7.3% p.a. at March 31, 2020 (6.7% p.a. at December 31, 2019). This amount comprises:

(i)	Impairment losses in the amount of US$11,798 mainly related to the following CGUs and corporate assets that provide service in these fields, reflecting the new key assumptions for the medium and long-term vision, mainly drop in Brent prices, depreciation of the Brazilian real against the U.S. dollar and retractions in Brazilian GDP and oil demand;
CGU	Basin	Area	Impairment
Roncador	Campos basin	Post-Salt	(3,409)
Marlim Sul	Campos basin	Post-Salt	(2,399)
North group	Campos basin	Post-Salt	(2,038)
Albacora Leste	Campos basin	Post-Salt	(621)
Berbigão-Sururu group	Santos basin	Pre-Salt	(449)
CVIT group	Espírito Santo basin	Post-Salt	(319)
Mexilhão	Santos basin	Post-Salt	(207)
Parque das Baleias group	Santos basin	Pre-Salt	(187)
Sapinhoá group	Santos basin	Pre-Salt	(144)
Papa-Terra	Campos basin	Post-Salt	(141)
Araçás	Recôncavo basin	Onshore and shallow-water	(123)
Carmópolis	Sergipe basin	Onshore and shallow-water	(120)
Uruguá group	Santos basin	Post-Salt	(104)
Others	Several	Several	(1,537)
Total			(11,798)

From these CGUs, CVIT group, Papa-Terra and Uruguá group had additional impairments to the ones accounted for at December 31, 2019, and Roncador, Mexilhão and Araçás were sensitive to impairment as presented in the sensitivity analyses in the financial statement of December 31, 2019 as it had its recoverable amount within a 10% range of their carrying amount at December 31, 2019.

(ii)	Impairment losses in the amount of US$ 1,356, arising from the hibernation of producing assets in shallow waters, mainly the following fields: Ubarana (US$ 433); Namorado (US$ 233), Cherne (US$ 115), Malhado (US$ 104), Congro (US$ 94) and Viola (US$ 58).

a2) Producing properties in Brazil – Jan-Jun/2019

On June 30, 2019, the Company reviewed the composition of the Parque das Baleias complex, excluding Cachalote and Pirambu fields, which were separately tested for impairment, resulting in a US$ 109 impairment loss.

b) Other assets - Jan-Jun/2020

Corporate asset

The Company decided to hibernate a corporate building, in the state of Bahia, due to its vacancy in the quarter, resulting in a US$ 161 impairment loss in the right of use.

SIX – shale plant

The Company recognized a US$ 43 impairment loss on this asset, due to the drop in the estimates for fuel oil prices, which are linked to the Brent prices, whose projections were revised by the Company in the first quarter of 2020. The post-tax discount rate in constant currency applied to the refining sector in Brazil is 6.2% p.a.

c) Comperj - Jan-Jun/2019

In the first half of 2019, in addition to the regular investments made in the first refining unit facilities of Comperj, which were part of the infrastructure for transporting and processing natural gas from the pre-salt layer in the Santos Basin, the Company also made investments, in the amount of US$ 208, relating to environmental licensing of this project, as set out in note 27.3. As described in the 2019-2023 Business and Management Plan approved by the Board of Directors (in force in the second quarter of 2019), the resumption of this project still depended on new partnerships, thus additional impairment losses were recognized in the first half of 2019, totaling US$ 255, since future cash flows were not expected to return from investments.

d) Drillship NS-30 - Jan-Jun/2019

After the Board of Directors approved the sale of the drillship NS-30 (which was owned by Drill Ship International B.V. - DSI, a subsidiary of PIB BV), in the second quarter of 2019, a US$ 174 impairment loss was recognized on this transaction.

20.2.	Assets most sensitive to future impairment

Whenever the recoverable amount of an asset or CGU falls below the carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount. The following table presents the assets and CGUs most sensitive to future impairment losses at March 31, 2020 (when there was indication that their carrying amount might not be recoverable), presenting recoverable amounts close to their current carrying amounts. The analysis presented below considers the estimated impairment loss if there was a 10% reduction in the recoverable value of the CGUs, arising from changes in material assumptions:

				06.30.2020
	Business segment	Carrying amount	Recoverable amount	Sensitivity
Producing properties relating to oil and gas activities in Brazil (2 CGUs)	E&P	17,209	17,624	(1,348)

20.3.	Assets classified as held for sale

In the first half of 2020, the Company recognized an US$ 2 impairment reversal, following the Board of Directors approval on the sale of Tucano Sul group of fields, arising from its fair value, net of disposal expenses.

In the same period of 2019, the Company recognized US$ 519 of impairment reversals relating to the reassessment of assets classified as held for sale, mainly related to Badejo, Bicudo, Linguado, Pampo e Trilha fields (US$ 494).

20.4.	Investments in associates and joint ventures (including goodwill)

Value in use is generally used for impairment test of investments in associates and joint ventures (including goodwill). The basis for estimates of cash flow projections includes: projections covering a period of 5 to 12 years, zero-growth rate perpetuity, budgets, forecasts and assumptions approved by management and a post-tax discount rate derived from the WACC or the CAPM models, when applicable.

20.4.1.  Investment in publicly traded associate

In July 2019, with the additional sale of the Company’s interest in the subsidiary Petrobras Distribuidora (BR Distribuidora), carried out through a secondary public offering (follow-on), BR Distribuidora became an associate. Considering the fair value as the market value of its shares, at December 31, 2019, the Company estimated this investment was recoverable. However, at March 31, 2020, the market value was below the equity-accounted investment, requiring the calculation of the value in use. The post-tax discount rate in constant currency applied was 6.6% p.a. As the value in use of BR Distribuidora was higher than the equity-accounted investment at March 31, 2020, no impairment loss was accounted for in that period.

In the second quarter of 2020, the assumptions were not changed since the market value of the shares had a significant increase in relation to the first quarter. Hence, no impairment loss was accounted for in this period.

20.4.2.  Impairment losses on equity-method investments

In the first half of 2020, the Company recognized impairment losses amounting to US$ 53 from equity-accounted investments (a US$ 2 impairment reversal in the same period of 2019), mainly in joint venture MP Gulf of Mexico (US$ 59), due to the revised Brent prices projections. The post-tax discount rate in constant currency applied for the E&P segment in the USA was 6.0% p.a.